Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Accrued payroll and related expenses	$4,581	$3,479
Accrued professional fees	2,933	6,765
Accrued income taxes	767	16
Accrued non-income taxes	—	436
Accrued insurance expense	455	120
Other	3,028	1,566

Total	$11,764	$12,382